Investment in Associates and Joint Ventures (Tables)	3 Months Ended
Jan. 31, 2024
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Summary of Condensed Financial Statements
The following tables represent the gross

amount of Schwab’s total assets, liabilities,

net revenues, net income available to common

stockholders, other
comprehensive income (loss), and comprehensive

income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
December 31 September 30
2023 2023
Total assets $ 651,463 $ 644,139
Total liabilities 597,360 592,923
(millions of Canadian dollars) For the three months ended
December 31 December 31
2023 2022
Total net revenues $ 6,073 $ 7,465
Total net income available to common stockholders 1,261 2,472
Total other comprehensive income (loss) 3,570 721
Total comprehensive income (loss)

4,831

3,193